Pension Plans and Other Benefit Plans - Payments expected to be made in subsequent years based on the current pension obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Total expected payments	€ 188	€ 187
Within one year
Pension plans
Total expected payments	5	7
Between 2 and 5 years
Pension plans
Total expected payments	24	23
Between 5 and 10 years
Pension plans
Total expected payments	31	30
After 10 years
Pension plans
Total expected payments	€ 128	€ 127
Pension plans
Pension plans
Weighted average term of the defined benefit plans	11 years 7 months 6 days	11 years 8 months 12 days